Employee Compensation - Pension and Other Employee Future Benefits - Summary of Changes in Number of Key Assumption (Parenthetical) (Detail) - Defined benefit expenses [member] - Other employee future benefit plans [member]
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[1]	4.80%	4.80%
2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%	4.00%

[1]	Trending to 4.0% in 2041 and remaining at that level thereafter.